Insurance Contracts - Summary of Claims development (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		₩ 0	₩ 0
Total Liability for incurred claims		215,153	225,873
KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Current Year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
Total gross cumulative claim payments | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
Difference between estimated final loss and claim payments. | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		51,929	51,090
Incurred claims settled but not yet paid | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		163,949	175,415
Discount rate effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(2,970)	(3,249)
Risk adjustment | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		10,988	10,038
Incurred future claims | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		90	126
Reinsurance effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation	[1]	(8,833)	(7,547)
2018 | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation			180,410
Total Liability for incurred claims			0
2018 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Current Year
Various Types of Insurance [Line Items]
Before reinsurance mitigation			(150,348)
2018 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation			(24,130)
2018 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation			(2,653)
2018 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation			(1,275)
2018 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation			(579)
2018 | Total gross cumulative claim payments | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation			(178,985)
2018 | Difference between estimated final loss and claim payments. | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,425
2018 | Incurred claims settled but not yet paid | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
2018 | Discount rate effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
2018 | Risk adjustment | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
2018 | Incurred future claims | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
2018 | Reinsurance effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation	[1]		0
2019 | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		188,067	188,215
Total Liability for incurred claims		0	0
2019 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Current Year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(153,837)	(153,820)
2019 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(26,840)	(26,723)
2019 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(4,024)	(4,122)
2019 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,316)	(1,330)
2019 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(613)	0
2019 | Total gross cumulative claim payments | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(186,630)	(185,995)
2019 | Difference between estimated final loss and claim payments. | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,437	2,220
2019 | Incurred claims settled but not yet paid | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2019 | Discount rate effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2019 | Risk adjustment | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2019 | Incurred future claims | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2019 | Reinsurance effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation	[1]	0	0
2020 | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		180,238	180,992
Total Liability for incurred claims		0	0
2020 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Current Year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(147,254)	(147,921)
2020 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(26,346)	(26,238)
2020 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(3,291)	(3,472)
2020 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,439)	0
2020 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2020 | Total gross cumulative claim payments | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(178,330)	(177,631)
2020 | Difference between estimated final loss and claim payments. | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,908	3,361
2020 | Incurred claims settled but not yet paid | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2020 | Discount rate effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2020 | Risk adjustment | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2020 | Incurred future claims | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2020 | Reinsurance effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation	[1]	0	0
2021 | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		203,710	204,156
Total Liability for incurred claims		0	0
2021 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Current Year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(167,874)	(168,207)
2021 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(28,097)	(28,583)
2021 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(4,152)	0
2021 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2021 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2021 | Total gross cumulative claim payments | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(200,123)	(196,790)
2021 | Difference between estimated final loss and claim payments. | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,587	7,366
2021 | Incurred claims settled but not yet paid | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2021 | Discount rate effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2021 | Risk adjustment | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2021 | Incurred future claims | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2021 | Reinsurance effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation	[1]	0	0
2022 | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		209,891	211,404
Total Liability for incurred claims		0	0
2022 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Current Year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(173,926)	(174,686)
2022 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(28,181)	0
2022 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2022 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2022 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2022 | Total gross cumulative claim payments | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(202,107)	(174,686)
2022 | Difference between estimated final loss and claim payments. | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		7,784	36,718
2022 | Incurred claims settled but not yet paid | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2022 | Discount rate effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2022 | Risk adjustment | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2022 | Incurred future claims | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2022 | Reinsurance effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation	[1]	0	0
2023 | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		212,680
Total Liability for incurred claims		0
2023 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Current Year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(175,467)
2023 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
2023 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
2023 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
2023 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
2023 | Total gross cumulative claim payments | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(175,467)
2023 | Difference between estimated final loss and claim payments. | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		37,213
2023 | Incurred claims settled but not yet paid | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
2023 | Discount rate effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
2023 | Risk adjustment | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
2023 | Incurred future claims | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
2023 | Reinsurance effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation	[1]	0
General Insurance | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,421,225	1,358,937
After reinsurance mitigation		354,765	297,555
General Insurance | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,110,103	1,108,895
After reinsurance mitigation		453,723	409,887
General Insurance | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		41,413	50,051
After reinsurance mitigation		28,327	28,878
General Insurance | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		42,564	35,340
After reinsurance mitigation		22,798	13,397
General Insurance | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(52,545)	(55,391)
After reinsurance mitigation		(188,877)	(205,328)
General Insurance | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(8,539)	(12,867)
After reinsurance mitigation		(1,904)	(1,524)
General Insurance | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		75,116	57,433
After reinsurance mitigation		28,338	27,458
General Insurance | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		213,113	175,476
After reinsurance mitigation		12,360	24,787
General Insurance | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2017 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
General Insurance | 2017 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation			(648,276)
After reinsurance mitigation			(288,514)
General Insurance | 2017 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation			6,204
After reinsurance mitigation			(156)
General Insurance | 2017 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
General Insurance | 2017 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
General Insurance | 2017 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
General Insurance | 2017 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
General Insurance | 2017 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
General Insurance | 2017 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
General Insurance | 2017 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation			645,886
After reinsurance mitigation			302,465
General Insurance | 2017 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation			804,327
After reinsurance mitigation			339,141
General Insurance | 2017 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation			793,670
After reinsurance mitigation			328,713
General Insurance | 2017 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation			623,519
After reinsurance mitigation			281,281
General Insurance | 2017 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation			651,294
After reinsurance mitigation			287,136
General Insurance | 2017 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation			654,480
After reinsurance mitigation			288,358
General Insurance | 2017 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation			654,480
After reinsurance mitigation			288,358
General Insurance | 2018 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2018 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(558,954)	(552,271)
After reinsurance mitigation		(300,196)	(296,282)
General Insurance | 2018 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		4,785	17,849
After reinsurance mitigation		2,255	3,843
General Insurance | 2018 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2018 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2018 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2018 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2018 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2018 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2018 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		513,396	513,396
After reinsurance mitigation		290,681	290,681
General Insurance | 2018 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		545,691	545,691
After reinsurance mitigation		299,745	299,745
General Insurance | 2018 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		543,816	543,816
After reinsurance mitigation		291,075	291,075
General Insurance | 2018 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		565,489	565,489
After reinsurance mitigation		296,824	296,824
General Insurance | 2018 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		570,120	570,120
After reinsurance mitigation		300,125	300,125
General Insurance | 2018 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		563,739	0
After reinsurance mitigation		302,451	0
General Insurance | 2018 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		563,739	570,120
After reinsurance mitigation		302,451	300,125
General Insurance | 2019 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2019 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(557,309)	(550,636)
After reinsurance mitigation		(310,243)	(306,897)
General Insurance | 2019 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		29,791	48,062
After reinsurance mitigation		9,783	14,276
General Insurance | 2019 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2019 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2019 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2019 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2019 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2019 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2019 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		559,484	559,484
After reinsurance mitigation		304,171	304,171
General Insurance | 2019 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		567,735	567,735
After reinsurance mitigation		308,785	308,785
General Insurance | 2019 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		592,403	592,403
After reinsurance mitigation		316,601	316,601
General Insurance | 2019 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		598,698	598,698
After reinsurance mitigation		321,173	321,173
General Insurance | 2019 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		587,100	0
After reinsurance mitigation		320,026	0
General Insurance | 2019 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2019 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		587,100	598,698
After reinsurance mitigation		320,026	321,173
General Insurance | 2020 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(779,235)	(690,899)
After reinsurance mitigation		(320,544)	(304,202)
General Insurance | 2020 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		190,830	263,151
After reinsurance mitigation		26,768	39,505
General Insurance | 2020 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		839,279	839,279
After reinsurance mitigation		332,137	332,137
General Insurance | 2020 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,035,332	1,035,332
After reinsurance mitigation		344,149	344,149
General Insurance | 2020 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		954,050	954,050
After reinsurance mitigation		343,707	343,707
General Insurance | 2020 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		970,065	0
After reinsurance mitigation		347,312	0
General Insurance | 2020 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		970,065	954,050
After reinsurance mitigation		347,312	343,707
General Insurance | 2021 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(694,815)	(635,141)
After reinsurance mitigation		(386,251)	(348,301)
General Insurance | 2021 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		139,908	288,283
After reinsurance mitigation		60,796	101,436
General Insurance | 2021 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		926,787	926,787
After reinsurance mitigation		463,207	463,207
General Insurance | 2021 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		923,424	923,424
After reinsurance mitigation		449,737	449,737
General Insurance | 2021 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		834,723	0
After reinsurance mitigation		447,047	0
General Insurance | 2021 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		834,723	923,424
After reinsurance mitigation		447,047	449,737
General Insurance | 2022 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(655,922)	(433,386)
After reinsurance mitigation		(395,065)	(261,829)
General Insurance | 2022 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		190,655	485,346
After reinsurance mitigation		104,392	250,983
General Insurance | 2022 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		918,732	918,732
After reinsurance mitigation		512,812	512,812
General Insurance | 2022 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		846,577	0
After reinsurance mitigation		499,457	0
General Insurance | 2022 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		846,577	918,732
After reinsurance mitigation		499,457	512,812
General Insurance | 2023 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2023 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(430,284)
After reinsurance mitigation		(251,845)
General Insurance | 2023 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		554,134
After reinsurance mitigation		249,729
General Insurance | 2023 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2023 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2023 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2023 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2023 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2023 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2023 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		984,418
After reinsurance mitigation		501,574
General Insurance | 2023 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2023 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2023 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2023 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2023 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2023 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		984,418
After reinsurance mitigation		501,574
Automobile insurance | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		628,990	661,247
After reinsurance mitigation		617,981	628,969
Automobile insurance | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		496,559	537,136
After reinsurance mitigation		493,712	530,665
Automobile insurance | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		22,411	25,138
After reinsurance mitigation		22,283	24,853
Automobile insurance | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		35,670	32,860
After reinsurance mitigation		33,999	31,248
Automobile insurance | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		42,136	34,796
After reinsurance mitigation		40,875	18,177
Automobile insurance | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		5,219	2,445
After reinsurance mitigation		5,219	2,449
Automobile insurance | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		21,318	21,276
After reinsurance mitigation		21,318	21,227
Automobile insurance | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		5,677	7,596
After reinsurance mitigation		575	350
Automobile insurance | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2017 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Automobile insurance | 2017 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation			(1,361,232)
After reinsurance mitigation			(1,330,190)
Automobile insurance | 2017 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation			14,248
After reinsurance mitigation			13,173
Automobile insurance | 2017 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Automobile insurance | 2017 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Automobile insurance | 2017 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Automobile insurance | 2017 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Automobile insurance | 2017 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Automobile insurance | 2017 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Automobile insurance | 2017 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,364,244
After reinsurance mitigation			1,337,010
Automobile insurance | 2017 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,367,854
After reinsurance mitigation			1,337,572
Automobile insurance | 2017 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,369,260
After reinsurance mitigation			1,338,266
Automobile insurance | 2017 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,370,962
After reinsurance mitigation			1,339,196
Automobile insurance | 2017 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,375,469
After reinsurance mitigation			1,343,612
Automobile insurance | 2017 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,375,480
After reinsurance mitigation			1,343,363
Automobile insurance | 2017 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,375,480
After reinsurance mitigation			1,343,363
Automobile insurance | 2018 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2018 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,480,005)	(1,476,781)
After reinsurance mitigation		(1,439,301)	(1,436,359)
Automobile insurance | 2018 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		12,458	21,175
After reinsurance mitigation		11,784	20,183
Automobile insurance | 2018 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2018 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2018 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2018 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2018 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2018 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2018 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,504,699	1,504,699
After reinsurance mitigation		1,463,857	1,463,857
Automobile insurance | 2018 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,491,522	1,491,522
After reinsurance mitigation		1,450,943	1,450,943
Automobile insurance | 2018 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,490,896	1,490,896
After reinsurance mitigation		1,450,102	1,450,102
Automobile insurance | 2018 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,495,058	1,495,058
After reinsurance mitigation		1,454,108	1,454,108
Automobile insurance | 2018 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,497,956	1,497,956
After reinsurance mitigation		1,456,542	1,456,542
Automobile insurance | 2018 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,492,463	0
After reinsurance mitigation		1,451,085	0
Automobile insurance | 2018 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,492,463	1,497,956
After reinsurance mitigation		1,451,085	1,456,542
Automobile insurance | 2019 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2019 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,621,917)	(1,614,015)
After reinsurance mitigation		(1,576,896)	(1,569,236)
Automobile insurance | 2019 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		20,328	34,501
After reinsurance mitigation		19,622	33,329
Automobile insurance | 2019 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2019 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2019 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2019 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2019 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2019 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2019 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,626,553	1,626,553
After reinsurance mitigation		1,581,086	1,581,086
Automobile insurance | 2019 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,639,692	1,639,692
After reinsurance mitigation		1,594,400	1,594,400
Automobile insurance | 2019 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,645,194	1,645,194
After reinsurance mitigation		1,599,550	1,599,550
Automobile insurance | 2019 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,648,516	1,648,516
After reinsurance mitigation		1,602,565	1,602,565
Automobile insurance | 2019 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,642,245	0
After reinsurance mitigation		1,596,518	0
Automobile insurance | 2019 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2019 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,642,245	1,648,516
After reinsurance mitigation		1,596,518	1,602,565
Automobile insurance | 2020 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,608,054)	(1,595,586)
After reinsurance mitigation		(1,584,585)	(1,572,372)
Automobile insurance | 2020 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		25,437	46,832
After reinsurance mitigation		24,727	45,858
Automobile insurance | 2020 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,639,258	1,639,258
After reinsurance mitigation		1,615,387	1,615,387
Automobile insurance | 2020 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,645,744	1,645,744
After reinsurance mitigation		1,621,647	1,621,647
Automobile insurance | 2020 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,642,418	1,642,418
After reinsurance mitigation		1,618,230	1,618,230
Automobile insurance | 2020 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,633,491	0
After reinsurance mitigation		1,609,312	0
Automobile insurance | 2020 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,633,491	1,642,418
After reinsurance mitigation		1,609,312	1,618,230
Automobile insurance | 2021 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,714,365)	(1,684,092)
After reinsurance mitigation		(1,701,673)	(1,672,087)
Automobile insurance | 2021 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		40,408	82,621
After reinsurance mitigation		39,893	81,084
Automobile insurance | 2021 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,758,406	1,758,406
After reinsurance mitigation		1,745,376	1,745,376
Automobile insurance | 2021 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,766,713	1,766,713
After reinsurance mitigation		1,753,171	1,753,171
Automobile insurance | 2021 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,754,773	0
After reinsurance mitigation		1,741,566	0
Automobile insurance | 2021 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,754,773	1,766,713
After reinsurance mitigation		1,741,566	1,753,171
Automobile insurance | 2022 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,796,293)	(1,516,007)
After reinsurance mitigation		(1,792,264)	(1,512,367)
Automobile insurance | 2022 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		69,129	337,759
After reinsurance mitigation		68,887	337,038
Automobile insurance | 2022 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,853,766	1,853,766
After reinsurance mitigation		1,849,405	1,849,405
Automobile insurance | 2022 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,865,422	0
After reinsurance mitigation		1,861,151	0
Automobile insurance | 2022 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,865,422	1,853,766
After reinsurance mitigation		1,861,151	1,849,405
Automobile insurance | 2023 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2023 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,629,354)
After reinsurance mitigation		(1,629,354)
Automobile insurance | 2023 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		328,799
After reinsurance mitigation		328,799
Automobile insurance | 2023 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2023 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2023 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2023 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2023 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2023 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2023 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,958,153
After reinsurance mitigation		1,958,153
Automobile insurance | 2023 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2023 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2023 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2023 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2023 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2023 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,958,153
After reinsurance mitigation		1,958,153
Long-term Insurance | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,906,291	1,747,869
After reinsurance mitigation		1,520,108	1,431,785
Long-term Insurance | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,373,486	1,231,715
After reinsurance mitigation		1,177,096	1,056,375
Long-term Insurance | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		52,983	47,563
After reinsurance mitigation		46,664	42,150
Long-term Insurance | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		7,786	8,827
After reinsurance mitigation		6,776	7,656
Long-term Insurance | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		480,297	464,689
After reinsurance mitigation		299,202	332,497
Long-term Insurance | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(35,235)	(35,313)
After reinsurance mitigation		(30,585)	(30,786)
Long-term Insurance | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		26,924	30,388
After reinsurance mitigation		23,722	26,932
Long-term Insurance | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		50	0
After reinsurance mitigation		(2,767)	(3,039)
Long-term Insurance | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2017 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Long-term Insurance | 2017 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation			(1,696,309)
After reinsurance mitigation			(1,436,690)
Long-term Insurance | 2017 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation			6,549
After reinsurance mitigation			5,892
Long-term Insurance | 2017 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Long-term Insurance | 2017 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Long-term Insurance | 2017 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Long-term Insurance | 2017 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Long-term Insurance | 2017 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Long-term Insurance | 2017 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Long-term Insurance | 2017 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,664,747
After reinsurance mitigation			1,414,636
Long-term Insurance | 2017 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,675,583
After reinsurance mitigation			1,418,815
Long-term Insurance | 2017 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,690,408
After reinsurance mitigation			1,431,799
Long-term Insurance | 2017 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,699,075
After reinsurance mitigation			1,439,216
Long-term Insurance | 2017 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,702,342
After reinsurance mitigation			1,442,007
Long-term Insurance | 2017 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,702,858
After reinsurance mitigation			1,442,582
Long-term Insurance | 2017 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,702,858
After reinsurance mitigation			1,442,582
Long-term Insurance | 2018 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2018 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,971,631)	(1,967,095)
After reinsurance mitigation		(1,662,887)	(1,658,943)
Long-term Insurance | 2018 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		6,314	12,188
After reinsurance mitigation		5,539	10,710
Long-term Insurance | 2018 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2018 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2018 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2018 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2018 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2018 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2018 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,937,997	1,937,997
After reinsurance mitigation		1,637,680	1,637,680
Long-term Insurance | 2018 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,958,540	1,958,540
After reinsurance mitigation		1,652,893	1,652,893
Long-term Insurance | 2018 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,966,566	1,966,566
After reinsurance mitigation		1,659,135	1,659,135
Long-term Insurance | 2018 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,978,019	1,978,019
After reinsurance mitigation		1,668,516	1,668,516
Long-term Insurance | 2018 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,979,283	1,979,283
After reinsurance mitigation		1,669,653	1,669,653
Long-term Insurance | 2018 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,977,945	0
After reinsurance mitigation		1,668,426	0
Long-term Insurance | 2018 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,977,945	1,979,283
After reinsurance mitigation		1,668,426	1,669,653
Long-term Insurance | 2019 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2019 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(2,327,124)	(2,316,174)
After reinsurance mitigation		(1,957,612)	(1,947,950)
Long-term Insurance | 2019 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		12,588	23,665
After reinsurance mitigation		10,873	20,509
Long-term Insurance | 2019 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2019 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2019 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2019 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2019 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2019 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2019 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,314,936	2,314,936
After reinsurance mitigation		1,957,373	1,957,373
Long-term Insurance | 2019 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,322,571	2,322,571
After reinsurance mitigation		1,954,261	1,954,261
Long-term Insurance | 2019 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,332,331	2,332,331
After reinsurance mitigation		1,961,975	1,961,975
Long-term Insurance | 2019 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,339,839	2,339,839
After reinsurance mitigation		1,968,459	1,968,459
Long-term Insurance | 2019 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,339,712	0
After reinsurance mitigation		1,968,485	0
Long-term Insurance | 2019 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2019 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,339,712	2,339,839
After reinsurance mitigation		1,968,485	1,968,459
Long-term Insurance | 2020 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(2,533,413)	(2,503,490)
After reinsurance mitigation		(2,120,429)	(2,094,566)
Long-term Insurance | 2020 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		24,538	50,715
After reinsurance mitigation		21,033	43,717
Long-term Insurance | 2020 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,593,514	2,593,514
After reinsurance mitigation		2,182,836	2,182,836
Long-term Insurance | 2020 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,551,274	2,551,274
After reinsurance mitigation		2,136,381	2,136,381
Long-term Insurance | 2020 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,554,205	2,554,205
After reinsurance mitigation		2,138,283	2,138,283
Long-term Insurance | 2020 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,557,951	0
After reinsurance mitigation		2,141,462	0
Long-term Insurance | 2020 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,557,951	2,554,205
After reinsurance mitigation		2,141,462	2,138,283
Long-term Insurance | 2021 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(2,912,534)	(2,818,514)
After reinsurance mitigation		(2,448,085)	(2,367,783)
Long-term Insurance | 2021 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		60,414	147,440
After reinsurance mitigation		51,426	126,267
Long-term Insurance | 2021 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,003,522	3,003,522
After reinsurance mitigation		2,529,760	2,529,760
Long-term Insurance | 2021 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,965,954	2,965,954
After reinsurance mitigation		2,494,050	2,494,050
Long-term Insurance | 2021 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,972,948	0
After reinsurance mitigation		2,499,511	0
Long-term Insurance | 2021 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,972,948	2,965,954
After reinsurance mitigation		2,499,511	2,494,050
Long-term Insurance | 2022 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(3,016,892)	(2,168,677)
After reinsurance mitigation		(2,550,761)	(1,830,875)
Long-term Insurance | 2022 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		163,645	991,158
After reinsurance mitigation		140,116	849,280
Long-term Insurance | 2022 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,159,835	3,159,835
After reinsurance mitigation		2,680,155	2,680,155
Long-term Insurance | 2022 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,180,537	0
After reinsurance mitigation		2,690,877	0
Long-term Insurance | 2022 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,180,537	3,159,835
After reinsurance mitigation		2,690,877	₩ 2,680,155
Long-term Insurance | 2023 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2023 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(2,379,992)
After reinsurance mitigation		(2,003,225)
Long-term Insurance | 2023 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,105,987
After reinsurance mitigation		948,109
Long-term Insurance | 2023 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2023 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2023 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2023 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2023 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2023 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2023 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,485,979
After reinsurance mitigation		2,951,334
Long-term Insurance | 2023 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2023 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2023 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2023 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2023 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2023 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,485,979
After reinsurance mitigation		₩ 2,951,334

[1]	Decided to display reinsurance effects in one line.